Commitments and Contingency (Details Textual) - USD ($)		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 06, 2017	Apr. 26, 2017	Jan. 24, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Commitments and Contingency (Textual)
Operating lease agreements term							Apr. 16, 2020		Apr. 16, 2020
Rental expenses				$ 54,445	$ 65,555		$ 119,307	$ 127,890	$ 266,316	$ 243,374
Severance payments							$ 54,313		48,713	$ 62,500
Former Officer [Member]
Commitments and Contingency (Textual)
Sought damages plus attorney's fees						$ 350,000
Payment for legal settlement	$ 60,000	$ 125,000	$ 185,000						$ 185,000